Investments	12 Months Ended
Dec. 31, 2014
Investments
Investments

3.Investments

The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment (“OTTI”) of our fixed maturity and equity securities as of the dates indicated:

	December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$608	$189	$0	$797	$0
States, municipalities and political subdivisions	26,614	2,304	0	28,918	0
Foreign governments	255	121	0	376	0
Commercial mortgage-backed	470	29	0	499	0
Residential mortgage-backed	6,653	1,059	(11)	7,701	481
Corporate	50,962	8,343	(127)	59,178	0
Total fixed maturity securities	$85,562	$12,045	$(138)	$97,469	$481
Equity securities:
Non-redeemable preferred stocks	$7,333	$678	$(43)	$7,968	$0

	December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$573	$164	$0	$737	$0
States, municipalities and political subdivisions	26,026	2,396	0	28,422	0
Foreign governments	255	83	0	338	0
Commercial mortgage-backed	693	59	0	752	0
Residential mortgage-backed	6,993	711	(53)	7,651	404
Corporate	60,446	6,182	(449)	66,179	0
Total fixed maturity securities	$94,986	$9,595	$(502)	$104,079	$404
Equity securities:
Non-redeemable preferred stocks	$6,901	$470	$(171)	$7,200	$0

(a)

Represents the amount of OTTI recognized in accumulated other comprehensive income (“AOCI”). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Our states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state’s exposure (including both general obligation and revenue securities) exceeding 4% and 3% of the overall investment portfolio as of December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $13,075 and $10,846, respectively, of advance refunded or escrowed-to-maturity bonds (collectively referred to as “pre-refunded bonds”), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2014 and 2013, revenue bonds account for 55% and 54% of the holdings, respectively. Excluding pre-refunded revenue bonds, the activities supporting the income streams of the Company’s revenue bonds are across a broad range of sectors, primarily higher education, highway, water, transit, specifically pledged tax revenues, and other miscellaneous sources such as bond banks, finance authorities and appropriations.

The Company’s largest European investment exposure in its corporate fixed maturity and equity securities is the country of the United Kingdom. The United Kingdom represents approximately 6% of our corporate securities as of December 31, 2014 and 2013. No other European country represented more than 2% of our corporate securities as of December 31, 2014 and 2013. All the European investments are denominated in U.S. dollars. Our international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.

The Company has exposure to the energy sector in its corporate fixed maturity securities of $7,852 with a net unrealized gain of $968 at December 31, 2014 and $9,137 with a net unrealized gain of $828 at December 31, 2013.  Approximately 97% and 93% of the energy exposure is rated as investment grade as of December 31, 2014 and 2013, respectively.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2014 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value

Due in one year or less	$2,550	$2,623
Due after one year through five years	14,379	15,839
Due after five years through ten years	21,857	24,188
Due after ten years	39,653	46,619
Total	78,439	89,269
Commercial mortgage-backed	470	499
Residential mortgage-backed	6,653	7,701
Total	$85,562	$97,469

Major categories of net investment income were as follows:

	Years Ended December 31,
	2014	2013	2012

Fixed maturity securities	$4,892	$5,251	$5,735
Equity securities	477	462	412
Commercial mortgage loans on real estate	1,681	1,496	1,604
Policy loans	12	16	13
Other investments	20	31	42
Total investment income	7,082	7,256	7,806
Investment expenses	(248)	(256)	(245)
Net investment income	$6,834	$7,000	$7,561

No material investments of the Company were non-income producing for the years ended December 31, 2014, 2013, and 2012.

The following table summarizes the proceeds from sales of available for sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2014	2013	2012
Proceeds from sales	$6,303	$15,065	$8,748
Gross realized gains	404	929	471
Gross realized losses	106	264	77

For securities sold at a loss during 2014, the average period of time these securities were trading continuously at a price below book value was approximately 12 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2014	2013	2012
Net realized gains related to sales and other:
Fixed maturity securities	$248	$430	$309
Equity securities	3	295	62
Commercial mortgage loans on real estate	12	113	0
Total net realized gains related to sales and other	263	838	371
Net realized losses related to other-than-temporary impairments:
Equity securities	0	0	(6)
Total net realized losses related to other-than-temporary impairments	0	0	(6)
Total net realized gains	$263	$838	$365

Other-Than-Temporary Impairments

The Company follows the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2014	2013	2012
Balance, beginning of year	$446	$1,496	$1,573
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(132)	(11)	(6)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	238	(1,039)	(71)
Balance, end of year	$552	$446	$1,496

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company’s gross unrealized losses on fixed maturity securities and equity securities at December 31, 2014 and 2013 were as follows:

	December 31, 2014
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$0	$0	$526	$(11)	$526	$(11)
Corporate	683	(39)	697	(88)	1,380	(127)
Total fixed maturity securities	$683	$(39)	$1,223	$(99)	$1,906	$(138)
Equity securities:
Non-redeemable preferred stocks	$615	$(28)	$235	$(15)	$850	$(43)

	December 31, 2013
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$2,174	$(29)	$520	$(24)	$2,694	$(53)
Corporate	7,394	(426)	225	(23)	7,619	(449)
Total fixed maturity securities	$9,568	$(455)	$745	$(47)	$10,313	$(502)
Equity securities:
Non-redeemable preferred stocks	$2,966	$(171)	$0	$0	$2,966	$(171)

Total gross unrealized losses represent approximately 7% and 5% of the aggregate fair value of the related securities at December 31, 2014 and 2013, respectively. Approximately 37% and 93% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2014 and 2013, respectively. The total gross unrealized losses are comprised of 9 and 27 individual securities at December 31, 2014 and 2013, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2014 and 2013. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2014, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in the Company’s residential mortgage-backed and corporate fixed maturity securities, and in non-redeemable preferred stocks. The Company’s corporate fixed maturity securities loss position relates to securities in the industrial sector. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, we apply an impairment model similar to that used for our fixed maturity securities. As of December 31, 2014, the Company did not intend to sell these securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, the Company did not recognize an OTTI on those perpetual preferred securities that had been in a continuous unrealized loss position for twelve months or more. As of December 31, 2014, the Company did not intend to sell the fixed maturity securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2014, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$224	$221
Due after ten years	1,283	1,159
Total	1,507	1,380
Residential mortgage-backed	537	526
Total	$2,044	$1,906

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2014, approximately 8.7% of our residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 0.7% of the total fixed income portfolio and 4.0% of the total unrealized gain position. The one security with sub-prime exposure is below investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has entered into commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2014, approximately 43% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of Washington, Colorado and California. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $373 to $1,880 at December 31, 2014 and from $385 to $2,402 at December 31, 2013.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios.  Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property’s net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter.

The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2014
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
70% and less	$15,073	74.8%	2.28
71 – 80%	2,266	11.2%	1.15
81 – 95%	2,819	14.0%	1.15
Gross commercial mortgage loans	20,158	100.0%	2.00
Less valuation allowance	(386)
Net commercial mortgage loans	$19,772

	December 31, 2013
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
70% and less	$17,166	67.7%	2.41
71 – 80%	2,972	11.7%	1.14
81 – 95%	5,219	20.6%	1.16
Gross commercial mortgage loans	25,357	100.0%	2.01
Less valuation allowance	(398)
Net commercial mortgage loans	$24,959

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to specific geographic events, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $386 and $398 at December 31, 2014 and 2013, respectively. In 2014 and 2013, the loan valuation allowance decreased $12 and $114, respectively, due to changing economic conditions and geographic concentrations.

The Company has fixed maturity securities of $797 and $737 at December 31, 2014 and 2013, respectively, on deposit with governmental authorities as required by law.